Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 354,443	$ 308,014
Depreciation	(87,569)	(53,512)	$ (44,752)
Deconsolidation of subsidiaries	(500)
Amount at end of year	699,087	354,443	308,014
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	26,535	36,285	2,455
Increases charged to profit/ (loss)	36,937		36,188
Decreases charged to profit/ (loss)	(39,837)	(5,032)	(1,245)
Depreciation	(10,208)	(9,955)	(2,877)
Translation differences	23,634	5,237	1,869
Deconsolidation of subsidiaries			(105)
Amount at end of year	$ 37,061	$ 26,535	$ 36,285